Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	Equity attributable to equity holders of the parent MXN ($)	Capital Stock MXN ($)	Additional paid-in capital MXN ($)	Retained earnings MXN ($)	Fair value in equity financial instrument MXN ($)	Valuation of the effective portion of derivative financial instrument MXN ($)	Exchange differences on the translation of foreign operations and equity accounted investees MXN ($)	Remeasurements of the net defined benefit liability MXN ($)	Non-controlling interest MXN ($)	USD ($)		MXN ($)
Beginning Balance at Dec. 31, 2020	$ 237,743	$ 3,348	$ 17,808	$ 217,430	$ (4,482)	$ 2,667	$ 4,162	$ (3,190)	$ 69,444			$ 307,187
Consolidated net income from continued operations	28,495			28,495					9,183			37,678
Other comprehensive income (loss), net	3,928				5,165	1,563	(3,722)	922	(368)			3,560
Total other comprehensive income (loss)	32,423			28,495	5,165	1,563	(3,722)	922	8,815			41,238
Dividends declared and paid	(7,687)			(7,687)					(5,729)			(13,416)
Issuance of share-based compensation plans	54		54						(14)			40
Contribution from non-controlling interest									0
Other movements in equity method accounted investees, net of income tax	68			68								68
Ending Balance at Dec. 31, 2021	262,601	3,348	17,862	238,306	683	4,230	440	(2,268)	72,516			335,117
Consolidated net income from continued operations	23,909			23,909					10,834			34,743
Other comprehensive income (loss), net	(12,734)				(2,236)	(1,709)	(9,545)	756	(2,198)			(14,932)
Total other comprehensive income (loss)	11,175			23,909	(2,236)	(1,709)	(9,545)	756	8,636			19,811
Dividends declared and paid	(11,358)			(11,358)					(6,176)			(17,534)
Issuance of share-based compensation plans	146	(1)	147						(57)			89
Disposal of businesses	(295)		(295)						(74)			(369)
Contribution from non-controlling interest									352			352
Other movements in equity method accounted investees, net of income tax	335			335								335
Ending Balance at Dec. 31, 2022	262,604	3,347	17,714	251,192	(1,553)	2,521	(9,105)	(1,512)	75,197			337,801
Consolidated net income from continued operations	65,689			65,689					10,988	$ 4,536	[1]	76,677
Sale of Heineken investment	3,981					(738)	3,472	1,247				3,981
Other comprehensive income (loss), net	(16,072)				1,357	(490)	(16,662)	(277)	(3,466)			(19,538)
Total other comprehensive income (loss)	53,598			65,689	1,357	(1,228)	(13,190)	970	7,522	3,615	[2]	61,120
Dividends declared and paid	(12,247)			(12,247)					(6,551)			(18,798)
Issuance of share-based compensation plans	(114)	1	(115)						22			(92)
Disposal of businesses	0		0						(1,681)			(1,681)
Contribution from non-controlling interest									0
Other movements in equity method accounted investees, net of income tax	19			19								19
Ending Balance at Dec. 31, 2023	$ 303,860	$ 3,348	$ 17,599	$ 304,653	$ (196)	$ 1,293	$ (22,295)	$ (542)	$ 74,509	$ 22,392	[3]	$ 378,369

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.3